Note 14 - Effects of Changes in IIJ's Ownership Interest in Its Subsidiaries in the Company's Shareholder's Equity (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income attributable to IIJ	¥ 4,038,282	¥ 3,322,081	¥ 4,442,237
Increase in additional paid-in capital for acquisition of noncontrolling interest of IIJ-Exlayer			99
Change from net income attributable to IIJ and transfers from noncontrolling interests	¥ 4,038,282	¥ 3,322,081	¥ 4,442,336